SCHEDULE OF FINANCIAL STATEMENT AMOUNTS AND BALANCES OF VIES (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Cash and cash equivalents		$ 115,342		¥ 1,026,188	¥ 206,405	¥ 806,599
Inventories		18,143		112,325		126,879
Total assets		341,903		2,585,700		2,390,948
Accounts and notes payable		74,056		772,151		517,878
Total liabilities		122,791		1,135,943		858,684
Total net revenues		347,232	¥ 2,428,226	2,118,982	1,638,736
Cost of revenues		(259,288)	(1,813,226)	(1,570,276)	(1,116,720)
Related Party [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Accounts receivable		48,644		591,221		340,173
Total net revenues		$ 316,711	2,214,789	1,819,098	1,292,880
Variable Interest Entity, Primary Beneficiary [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Cash and cash equivalents				7,179		334,198
Amounts due from Group companies				498,455		173,911
Inventories				68		68
Other assets				6,438		5,163
Total assets				512,202		513,340
Accounts and notes payable				4,320		26
Amounts due to Group companies				168		94
Accrued expenses and other liabilities				1,046		5,853
Other liabilities				186		1,305
Total liabilities				5,720		7,278
Net income (loss)			(411)	8,160	29,046
Variable Interest Entity, Primary Beneficiary [Member] | Group Companies [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Total net revenues	[1]		1,528	49,679	23,344
Cost of revenues				(533,402)	(790,069)
Variable Interest Entity, Primary Beneficiary [Member] | Related Party And Third Party [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Total net revenues			170	903,402	1,433,072
Cost of revenues			¥ (1,905)	(312,125)	¥ (350,185)
Variable Interest Entity, Primary Beneficiary [Member] | Related Party [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Accounts receivable				¥ 62

[1]	Inter-company revenues between VIEs and other subsidiaries